Joint ventures and associates (Tables)	6 Months Ended
Sep. 30, 2024
Joint ventures and associates
Schedule of aggregated financial information for group's associates

	30 September	31 March
	2024	2024
	€m	€m
Oak Holdings 1 GmbH	6,104	7,620
VodafoneZiggo Group Holdings B.V.	458	516
TPG Telecom Limited	—	(2)
Other	64	69
Investments in joint ventures	6,626	8,203
Safaricom PLC	423	627
Indus Towers Limited[1]	—	1,104
Other	41	98
Investments in associates	464	1,829
Investments in joint ventures and associates	7,090	10,032
TPG Telecom Limited	(49)	—
Share of net liabilities in joint ventures and associates	(49)	—

Note:

1.	In June 2024, the Group announced the sale of an 18% stake in Indus Towers Limited (‘Indus’) through an accelerated book-building offering (‘placing’). Following the placing, Indus is no longer classified as an associate and the remaining investment is included in Other investments.